Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Loans

Loans consisted of the following at September 30, 2012 and December 31, 2011, respectively:

	September 30,	December 31,
	2012	2011
Real estate
Commercial	$96,116	$94,513
Construction	2,486	4,361
Residential	19,460	21,054
Home equity	53,749	59,176

Total real estate loans	171,811	179,104
Commercial	26,205	26,203
Consumer	1,299	1,392

Total loans	199,315	206,699
Deferred loan costs, net	211	265
Allowance for loan losses	(5,309)	(8,854)

Loans, net	$194,217	$198,110

Loans consisted of the following at December 31:

	2011	2010

Real estate
Commercial	$94,513	$94,356
Construction	4,361	15,435
Residential	21,054	25,964
Home equity	59,176	66,243

Total real estate loans	179,104	201,998
Commercial	26,203	25,572
Consumer	1,392	1,399

Total loans	206,699	228,969
Deferred loan costs, net	265	317
Allowance for loan losses	(8,854)	(7,679)

Loans, net	$198,110	$221,607

Loans to Related Parties

The aggregate amount of loans, as defined, to such related parties were as follows:

Balances, January 1, 2012	$3,281
New loans including renewals	2,164
Payments, etc., including renewals	(3,099)

Balances, September 30, 2012	$2,346

The aggregate amount of loans, as defined, to such related parties were as follows:

Balances, January 1, 2011	$3,353
New loans including renewals	150
Payments, etc., including renewals	(224)

Balances, December 31, 2011	$3,279

Allowance for Loans Losses

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method for the nine months ended September 30, 2012 and 2011:

	September 30, 2012
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Total

Balance at beginning of period	$695	$4,171	$1,768	$18	$804	$1,398	$8,854
Provision for loan losses	254	950	9	5	71	(152)	1,137
Charge-offs	(295)	(1,877)	(1,740)	(5)	(456)	(358)	(4,731)
Recoveries	9	10	—	—	30	—	49

Balance at end of period	$663	$3,254	$37	$18	$449	$888	$5,309

Ending balance: individually evaluated for impairment	$—	$2,034	$—	$—	$240	$571	$2,845

Ending balance: collectively evaluated for impairment	$663	$1,220	$37	$18	$209	$317	$2,464

Total Loans:
Ending balance	$26,205	$96,116	$2,486	$1,299	$19,460	$53,749	$199,315

Ending balance: individually evaluated for impairment	$—	$6,771	$—	$—	$1,686	$2,651	$11,108

Ending balance: collectively evaluated for impairment	$26,205	$89,345	$2,486	$1,299	$17,774	$51,098	$188,207

	September 30, 2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679
Provision for loan losses	6	1,849	410	3	345	533	(279)	2,867
Charge-offs	(109)	(194)	(2,801)	(8)	(139)	(530)	—	(3,781)
Recoveries	1	—	—	3	—	4	—	8

Balance at end of period	$689	$2,855	$1,486	$17	$867	$845	$14	$6,773

Ending balance: individually evaluated for impairment	$—	$1,683	$1,450	$—	$566	$447	$—	$4,146

Ending balance: collectively evaluated for impairment	$689	$1,172	$36	$17	$301	$398	$14	$2,627

Total Loans:
Ending balance	$28,279	$94,782	$5,699	$1,448	$25,701	$61,329	$—	$217,238

Ending balance: individually evaluated for impairment	$—	$6,606	$2,722	$—	$7,946	$1,796	$—	$19,070

Ending balance: collectively evaluated for impairment	$28,279	$88,176	$2,977	$1,448	$17,755	$59,533	$—	$198,168

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2011 and 2010:

	2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679
Provision for loan losses	11	3,367	703	(1)	1,014	1,370	(293)	6,171
Charge-offs	(109)	(396)	(2,812)	(8)	(872)	(813)	—	(5,010)
Recoveries	2	—	—	9	—	3	—	14

Balance at end of period	$695	$4,171	$1,768	$19	$803	$1,398	$—	$8,854

Ending balance: individually evaluated for impairment	$39	$3,002	$1,740	$—	$451	$977	$—	$6,209

Ending balance: collectively evaluated for impairment	$656	$1,214	$28	$19	$352	$376	$—	$2,645

Total Loans:
Ending balance	$26,203	$94,513	$4,361	$1,392	$21,054	$59,176	$—	$206,699

Ending balance: individually evaluated for impairment	$39	$6,671	$2,175	$—	$3,709	$2,659	$—	$15,253

Ending balance: collectively evaluated for impairment	$26,164	$87,842	$2,186	$1,392	$17,345	$56,517	$—	$191,446

	2010
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$762	$2,245	$619	$24	$770	$390	$2	$4,812
Provision for loan losses	1,287	(589)	6,342	(7)	(2)	1,018	291	8,340
Charge-offs	(1,280)	(456)	(3,084)	(15)	(107)	(570)	—	(5,512)
Recoveries	22	—	—	17	—	—	—	39

Balance at end of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679

Ending balance: individually evaluated for impairment	$109	$315	$3,647	$—	$387	$469	$—	$4,927

Ending balance: collectively evaluated for impairment	$682	$885	$230	$19	$274	$369	$293	$2,752

Total Loans:
Ending balance	$25,572	$94,356	$15,435	$1,399	$25,964	$66,243	$—	$228,969

Ending balance: individually evaluated for impairment	$351	$5,707	$11,189	$—	$6,928	$2,174	$—	$26,349

Ending balance: collectively evaluated for impairment	$25,221	$88,649	$4,246	$1,399	$19,036	$64,069	$—	$202,620

Summary of Nonaccrual Loans by Class

The following table summarizes the Company’s nonaccrual loans by class at September 30, 2012 and December 31, 2011.

	September 30, 2012	December 31, 2011
Commercial	$—	$39
Consumer	—	—
Real estate loans:
Construction	—	2,175
Commercial	4,886	4,721
Residential	1,280	4,187
Home equity	2,652	2,677

Total	$8,818	$13,799

The following table summarizes the Company’s nonaccrual loans by class at December 31, 2011 and 2010.

	2011	2010
Commercial and industrial	$39	$351
Real estate loans:
Construction	2,175	9,789
Commercial	4,721	1,052
Residential mortgage	4,187	6,928
Home equity	2,677	2,174

Total	$13,799	$20,294

Summary of Impaired Loans

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2011:

	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total
Ending balance: individually evaluated for impairment	$39	$3,002	$1,740	$—	$451	$977	$—	$6,209

Ending balance: collectively evaluated for impairment	$656	$1,214	$28	$19	$352	$376	$—	$2,645

Total Loans:
Ending balance	$26,203	$94,513	$4,361	$1,392	$21,054	$59,176	$—	$206,699

Ending balance: individually evaluated for impairment	$39	$6,671	$2,175	$—	$3,709	$2,659	$—	$15,253

Ending balance: collectively evaluated for impairment	$26,164	$87,842	$2,186	$1,392	$17,345	$56,517	$—	$191,446

The following table presents impaired loans as of September 30, 2012:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance
With no related allowance recorded:
Commercial real estate	$1,884	$1,884	$—
Construction	—	—	—
Residential	786	786	—
HELOC	181	181	—

Subtotal	2,851	2,851	—

With an allowance recorded:
Commercial	—	—	—
Commercial real estate	4,886	4,886	2,034
Construction	—	—	—
Residential	901	901	240
HELOC	2,470	2,470	571

Subtotal	8,257	8,257	2,845

Total Impaired Loans	$11,108	$11,108	$2,845

	Three Months Ended September 30,				Nine Months Ended September 30,
	2012		2011		2012		2011
	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$1,889	$21	$—	$—	$1,466	$58	$760	$—
Construction	—	—	572	—	—	—	572	—
Residential	786	4	2,358	—	1,836	9	2,360	—
HELOC	166	—	525	—	165	—	523	1

Subtotal	2,841	25	3,455	—	3,467	67	4,215	1

With an allowance recorded:
Commercial	—	—	—	—	—	—	—	—
Commercial real estate	4,854	—	6,607	36	3,940	53	5,534	199
Construction	—	—	2,150	—	—	—	2,150	—
Residential	902	4	5,596	13	435	8	5,609	47
HELOC	2,491	7	1,261	3	2,505	7	1,258	7

Subtotal	8,247	11	15,614	52	6,880	68	14,551	253

Total Impaired Loans	$11,088	$36	$19,069	$52	$10,347	$135	$18,766	$254

The following table presents impaired loans as of December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance
With no related allowance recorded:
Construction	$25	$776	$—
Residential	2,353	2,353	—
HELOC	510	510	—

Subtotal	2,888	3,639	—

With an allowance recorded:
Commercial	39	39	39
Commercial real estate	6,671	6,671	3,002
Construction	2,150	2,150	1,740
Residential	1,356	1,355	451
HELOC	2,149	2,149	977

Subtotal	12,365	12,364	6,209

Total Impaired Loans	$15,253	$16,003	$6,209

The following table presents impaired loans as of December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Construction	$25	$776	$—	$525	$—
Residential	2,353	2,353	—	2,359	—
HELOC	510	510	—	523	1

Subtotal	2,888	3,639	—	3,407	1

With an allowance recorded:
Commercial	39	39	39	877	30
Commercial real estate	6,671	6,671	3,002	4,987	232
Construction	2,150	2,150	1,740	2,150	—
Residential	1,356	1,355	451	1,378	54
HELOC	2,149	2,149	977	2,159	51

Subtotal	12,365	12,364	6,209	11,551	367

Total Impaired Loans	$15,253	$16,003	$6,209	$14,958	$368

The following table presents impaired loans as of December 31, 2010:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Commercial	$109	$109	$—	$246	$—
Commercial real estate	464	464	—	491	3
Construction	572	1,323	—	572	—
Residential	2,588	2,588	—	2,728	20
HELOC	636	636	—	276	—

Subtotal	4,369	5,120	—	4,313	23

With an allowance recorded:
Commercial	242	242	109	110	—
Commercial real estate	5,243	5,243	315	5,169	209
Construction	10,617	12,440	3,647	11,244	—
Residential	4,340	4,340	387	4,356	25
HELOC	1,538	1,679	469	1,578	—

Subtotal	21,980	23,944	4,927	22,457	234

Total Impaired Loans	$26,349	$29,064	$4,927	$26,770	$257

Summary of Credit Quality

The following tables summarize credit quality of the Company at September 30, 2012 and December 31, 2011:

	September 30, 2012
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$25,682	$255	$268	$—	$—	$26,205
Real estate loans:
Construction	2,486	—	—	—	—	2,486
Commercial real estate	86,866	3,373	5,877	—	—	96,116
Residential	14,644	2,665	2,151	—	—	19,460
Home equity	50,522	30	3,197	—	—	53,749
Individuals loans for household and other personal expenditures	1,299	—	—	—	—	1,299

Total	$181,499	$6,323	$11,493	$—	$—	$199,315

	December 31, 2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$24,582	$910	$711	$—	$—	$26,203
Real estate loans:
Construction	1,144	—	3,217	—	—	4,361
Commercial real estate	84,492	3,351	6,670	—	—	94,513
Residential	12,042	3,804	5,208	—	—	21,054
Home equity	54,665	530	3,981	—	—	59,176
Individuals loans for household and other personal expenditures	1,392	—	—	—	—	1,392

Total	$178,317	$8,595	$19,787	$—	$—	$206,699

The following table summarizes credit quality of the Company at December 31, 2011 and 2010:

	2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$24,582	$910	$711	$—	$—	$26,203
Real estate loans:
Construction	1,144	—	3,217	—	—	4,361
Commercial real estate	84,492	3,351	6,670	—	—	94,513
Residential mortgage	12,042	3,804	5,208	—	—	21,054
Home equity	54,665	530	3,981	—	—	59,176
Consumer	1,392	—	—	—	—	1,392

Total	$178,317	$8,595	$19,787	$—	$—	$206,699

	2010
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$22,241	$2,238	$1,093	$—	$—	$25,572
Real estate loans:
Construction	2,077	773	12,585	—	—	15,435
Commercial real estate	85,412	3,203	5,741	—	—	94,356
Residential mortgage	14,685	1,285	9,994	—	—	25,964
Home equity	62,635	526	3,082	—	—	66,243
Consumer	1,399	—	—	—	—	1,399

Total	$188,449	$8,025	$32,495	$—	$—	$228,969

Summary of Past Due Aging of Loan Portfolio

The following tables summarize past due aging of the Company’s loan portfolio at September 30, 2012 and December 31, 2011:

	September 30, 2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$200	$—	$—	$200	$26,005	$26,205	$—
Real estate loans:
Construction	—	—	—	—	2,486	2,486	—
Commercial real estate	1,801	239	4,886	6,926	89,190	96,116	20
Residential	1,875	870	1,299	4,044	15,416	19,460	—
Home equity	335	500	2,652	3,487	50,262	53,749	—
Individuals loans for household and other personal expenditures	—	—	—	—	1,299	1,299	—

Total	$4,211	$1,609	$8,837	$14,657	$184,658	$199,315	$20

	December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$—	$—	$39	$39	$26,164	$26,203	$—
Real estate loans:
Construction	—	—	2,175	2,175	2,186	4,361	—
Commercial real estate	674	—	4,721	5,395	89,118	94,513	—
Residential	204	43	4,187	4,434	16,620	21,054	—
Home equity	60	463	2,677	3,200	55,976	59,176	—
Individuals loans for household and other personal expenditures	—	—	—	—	1,392	1,392	—

Total	$938	$506	$13,799	$15,243	$191,456	$206,699	$—

The following table summarizes aging of the Company’s loan portfolio at December 31, 2011 and 2010:

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$—	$—	$39	$39	$26,164	$26,203	$—
Real estate loans:
Construction	—	—	2,175	2,175	2,186	4,361	—
Commercial real estate	674	—	4,721	5,395	89,118	94,513	—
Residential mortgage	204	43	4,187	4,434	16,620	21,054	—
Home equity	60	463	2,677	3,200	55,976	59,176	—
Consumer	—	—	—	—	1,392	1,392	—

Total	$938	$506	$13,799	$15,243	$191,456	$206,699	$—

	2010
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$—	$—	$351	$351	$25,221	$25,572	$—
Real estate loans:
Construction	1,154	—	9,789	10,943	4,492	15,435	—
Commercial real estate	1,958	—	1,052	3,010	91,346	94,356	—
Residential mortgage	104	168	6,928	7,200	18,764	25,964	—
Home equity	687	298	2,174	3,159	63,084	66,243	—
Consumer	12	—	—	12	1,387	1,399	—

Total	$3,915	$466	$20,294	$24,675	$204,294	$228,969	$—

Loans Restructured as TDR

The following table summarizes the loans that have been restructured as TDRs during the three and nine months ended September 30, 2012:

	Three months ended September 30, 2012			Nine months ended September 30, 2012
	Count	Balance Prior to TDR	Balance after TDR	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	—	$—	$—	2	$997	$997
Residential	—	—	—	2	636	636

Total	—	$—	$—	4	$1,633	$1,633

	Three months ended September 30, 2011			Nine months ended September 30, 2011
	Count	Balance Prior to TDR	Balance after TDR	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	—	$—	$—	1	$1,100	$1,128
Construction	3	533	533	3	533	533
Residential	1	371	371	1	371	371

Total	4	$904	$904	5	$2,004	$2,032

The following table summarizes the loans that have been restructured as TDRs for the years ended December 31, 2011 and 2010:

	December 31, 2011
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	4	$5,847	$5,811
Construction	1	533	344
Residential mortgage	2	2,733	2,719

Total	7	$9,113	$8,874

	December 31, 2010
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	6	$8,683	$8,683
Residential mortgage	2	6,106	6,106

Total	8	$14,789	$14,789

TDRs that had Payment Defaults

The following table sets forth the Company’s TDRs that had payment defaults during the nine months ended September 30, 2012. Default occurs when a TDR is 90 days or more past due, transferred to non-accrual status, or transferred to other real estate owned within twelve months of restructuring.

		Default
	Count	Balance
Real estate loans:
Commercial real estate	3	$4,457
Residential	2	579

Total	5	$5,036

The following table sets forth the Company’s TDRs that had payment defaults during the year ended December 31, 2011. Default occurs when a TDR is 90 days or more past due, transferred to non-accrual status, or transferred to other real estate owned within twelve months of restructuring.

	Count	Default Balance
Real estate loans:
Commercial real estate	1	$2,352

Changes in Allowance for Loan Losses

The following tables present the changes in the allowance for loan losses for the three months ended September 30, 2012 and 2011:

	September 30, 2012
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total
Balance at beginning of period	$652	$3,051	$28	$18	$274	$1,144	$—	$5,168
Provision for loan losses	11	217	9	—	165	(222)	—	180
Charge-offs	—	(20)	—	—	—	(34)	—	(54)
Recoveries	—	6	—	—	10	—	—	16

Balance at end of period	$663	$3,254	$37	$18	$449	$888	$—	$5,309

	September 30, 2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$658	$2,780	$1,543	$19	$789	$815	$—	$6,604
Provision for loan losses	31	75	(57)	2	78	30	14	173
Charge-offs	—	—	—	(8)	—	—	—	(8)
Recoveries	—	—	—	4	—	—	—	4

Balance at end of period	$689	$2,855	$1,486	$17	$867	$845	$14	$6,773